Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended				4 Months Ended	5 Months Ended		6 Months Ended				7 Months Ended		8 Months Ended		12 Months Ended
	Jan. 30, 2024	Feb. 28, 2024	Jun. 30, 2024	Mar. 27, 2024	Jun. 30, 2023	Mar. 16, 2023	Apr. 30, 2024	May 28, 2024	May 30, 2023	Jun. 30, 2024	Jul. 07, 2023	Jun. 30, 2023	Jun. 15, 2023	Jul. 18, 2024	Dec. 31, 2023	Sep. 11, 2024	Aug. 28, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues										0		0
Common Stock, Dividends, Per Share, Declared										$ 0.60
Dividends, Common Stock, Cash												$ 8,856
Common Stock, Dividends, Per Share, Cash Paid												$ 0.30
Deemed dividend on preferred shares			$ (0)		$ 3,256					$ (0)		$ 3,256
9.50% Series F Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, dividends, per share	$ 0.59375						$ 0.59375
Dividends, Preferred Stock, Cash										8,012
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividends, per share		$ 0.57812						$ 0.57812									$ 0.57812
Dividends, Preferred Stock, Cash										$ 5,488
Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividends, per share																$ 0.90
Common Stock, Dividends, Per Share, Declared				$ 0.60		$ 0.60
Dividends, Common Stock, Cash													$ 8,856	$ 17,705	$ 8,850
Common Stock, Dividends, Per Share, Cash Paid													$ 0.30					$ 0.30
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividends, per share									$ 0.243056
Stock Redeemed or Called During Period, Shares									3,517,061			3,517,061
Liquidation preference									$ 25.00
Deemed dividend on preferred shares											$ 3,256